IMPORTANT PROXY NEWS
FOR SHAREHOLDERS

Vanguard(R) Admiral(TM) Short-Term Treasury Fund
Vanguard(R) Admiral(TM) Intermediate-Term Treasury Fund
Vanguard(R) Admiral(TM) Long-Term Treasury Fund


Proxy Information

Three Vanguard Admiral Funds--Vanguard Admiral Short-Term Treasury Fund, Vanguard Admiral Intermediate-Term Treasury Fund, and Vanguard Admiral Long-Term Treasury Fund--will host a Special Meeting of Shareholders on May 22, 2001, at Vanguard's headquarters in Malvern, Pennsylvania. The purpose is for shareholders to vote on a proposal to reorganize each of these Funds on a tax-free basis into the Admiral-Class Shares of a virtually identical Vanguard Treasury bond Fund.
     The first two pages of this booklet highlight key points about the proposed reorganization and explain the proxy process--including how to cast your votes. Before you vote, please read the full text of the combined proxy statement and prospectus for a complete understanding of our proposal.


PLEASE VOTE IMMEDIATELY!


You can vote by mail, telephone, or over the Internet . . . details can be found on the enclosed proxy insert.


[THE VANGUARD GROUP LOGO]

KEY POINTS ABOUT THE PROPOSED REORGANIZATION


PURPOSE OF THE REORGANIZATION
The purpose of this reorganization proposal is to make the Admiral Funds part of Vanguard's "original" Treasury bond funds. The benefit to shareholders is that the Funds as combined are expected to realize greater operating economies and, therefore, an improved ability to maintain low expenses. For instance, the change is likely to increase our ability to offset cash flows from day-to-day purchases and redemptions of shares in a given Fund. Offsetting the flows should reduce portfolio transaction costs incurred in buying securities to absorb shareholder purchases, or selling securities to meet shareholder redemptions.


     We launched the Admiral Funds in 1992 to provide large investors with an expense-advantaged alternative to Vanguard's original Treasury bond funds. The original Treasury bond funds--known as the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds--have recently added Admiral(TM) Shares, an expense-advantaged share class for large and long-standing investors. Your board of trustees believes that it is in shareholders' best interest simply to reorganize the Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds into the original Treasury bond funds in exchange for Admiral Shares of those funds. In essence, the reorganization will exchange your assets on a tax-free basis to a virtually identical Vanguard fund.


SAME LOW COSTS FOR SHAREHOLDERS
Admiral Shares of the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds are expected to feature an expense ratio of 0.15%, which translates into an annual cost to shareholders of $1.50 for each $1,000 invested. This is the same percentage as your Fund's expense ratio for its last fiscal year.


SAME INVESTMENT  OBJECTIVES,  INVESTMENT  POLICIES,  AND PORTFOLIO  MANAGERS
The investment  objectives,  investment policies, and portfolio managers for the
Vanguard  Short-Term,   Intermediate-Term,  and  Long-Term  Treasury  Funds  are
identical to those of the corresponding Admiral Funds.


COMPARABLE INVESTMENT PERFORMANCE
As  shown  at  the  top  of  the   facing   page,   the   Vanguard   Short-Term,
Intermediate-Term, and Long-Term Treasury Funds have delivered investment performance comparable to that of the corresponding Admiral Funds. Please note that Admiral Shares of the Treasury Funds did not become available until February 9, 2001, so the information shown relates to the Funds' Investor Shares, which bear a higher expenses ratio.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED JANUARY 31, 2001
--------------------------------------------------------------------------------
                                        1 YEAR         5 YEARS        10 YEARS*
--------------------------------------------------------------------------------
Vanguard Short-Term Treasury Fund       10.45%          5.82%           6.21%
Admiral Short-Term Treasury Fund        10.51           5.93            6.06

Intermediate-Term Treasury Fund         16.07           6.34            7.81
Admiral Intermediate-Term Treasury Fund 16.04           6.43            7.40

Long-Term Treasury Fund                 18.57           6.89            9.41
Admiral Long-Term Treasury Fund         18.76           7.02            8.92
--------------------------------------------------------------------------------
*Since inception (December 14, 1992) for the Admiral Funds;
October 28, 1991 for the Short- and Intermediate-Term Treasury Funds.
--------------------------------------------------------------------------------




HOW THE REORGANIZATION WILL AFFECT YOUR ACCOUNT
If shareholders approve this reorganization proposal, we'll exchange all of your shares in the Vanguard Admiral Short-Term, Intermediate-Term, or Long-Term Treasury Fund, on a tax-free basis, for an equivalent dollar amount of Admiral Shares in the Vanguard Short-Term, Intermediate-Term, or Long-Term Treasury Fund, as appropriate. Your account registration and account options will remain the same, including the handling of your dividends. In addition, shareholders who use the checkwriting privilege will be issued a new checkbook automatically.
     Between now and the proposed reorganization, you may invest additional amounts in your current Admiral Fund account. However, the Admiral Funds have been closed to new shareholder accounts in anticipation of the reorganization.

"GRANDFATHER" PRIVILEGE
If shareholders approve this reorganization proposal, you will be exempt from the special eligibility rules that normally apply to investors in Vanguard's Admiral-Class Shares. Admiral-Class Shares generally require a minimum account balance of $250,000 (reduced to $150,000 for accounts at least five years old, and $50,000 for accounts at least ten years old). However, current Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Fund shareholders will be considered eligible for Admiral-Class Shares by maintaining a minimum account balance of just $50,000, which is the same standard that applies to current Admiral Fund accounts. The one exception to this rule is that retirement plan investors using Vanguard's VISTA recordkeeping system will not be permitted to direct additional plan contributions into Admiral Shares of the Short-Term, Intermediate-Term, and Long-Term Treasury Funds following the reorganization.

TAX NOTES
The reorganization will be accomplished on a TAX-FREE BASIS, meaning that you won't realize any capital gains or losses when your shares in the Admiral Funds are exchanged for Admiral Shares of the corresponding Treasury bond fund. However, you should pay close attention to these points:

- FINAL DISTRIBUTIONS FOR ADMIRAL FUNDS. At the time of the reorganization, each Admiral Fund will distribute its final daily dividend and its accumulated realized capital gains, if any. (As of the date of this proxy, there are no such capital gains accumulated for any of the Admiral Funds.)

- PAYMENTS OF MONTHLY AND YEAR-END DISTRIBUTIONS FOR ADMIRAL SHARES. Following the reorganization, shareholders of each former Admiral Fund will participate fully in the monthly and year-end distributions made for Admiral Shares of their new Funds.

- COST BASIS. Following the reorganization, your aggregate cost basis in your account and your holding period will remain the same. However, your nominal per share cost will change as a result of differences in the share prices of your current Admiral Fund and the corresponding Treasury bond fund. Vanguard's Average Cost Service will convert Admiral Fund share prices into Treasury bond fund share prices automatically. If you use a different cost basis methodology, however, it will be up to you to convert the share prices for each lot of Admiral Fund shares that you own at the time of the reorganization.


                                     - Q&A-

Q.  I'M A RELATIVELY SMALL INVESTOR. WHY SHOULD I BOTHER TO VOTE?


A. Your vote makes a difference. If numerous shareholders fail to vote their proxies, your Fund may not receive enough votes to go forward with its meeting. If this happens, we'll need to mail proxies again--a costly proposition for your Fund and all of its shareholders!



Q.  WHO GETS TO VOTE?

A. Any person who owned shares of your Fund on the "record date," of February 27, 2001, gets to vote--even if the investor later sold the shares.

Q. HOW CAN I VOTE?

A. You can vote in any one of four ways:


- Through the Internet by going to WWW.VANGUARD.COM. if you invest directly with Vanguard or by going to WWW.PROXYVOTE.COM if you invest with Vanguard through a financial intermediary.
- By telephone, with a toll-free call to the number listed on your proxy card.
-    By mail, with the enclosed ballot.
-    In person at the meeting.



We encourage you to vote over the Internet or by telephone, using the voting control number that appears on your proxy card. These voting methods will save your fund a substantial amount of money (no return-mail postage!). Whichever method you choose, please take the time to read the full text of our proxy statement before you vote.


Q. IS IT HARD TO VOTE BY INTERNET?


A.  Not  at  all!   If  you  have  not  yet   visited   Vanguard's   website--at
WWW.VANGUARD.COM--this is a great opportunity to check it out. Scan our website and, when you're ready, click on "Proxy Voting."



Q.I PLAN TO VOTE BY MAIL. HOW SHOULD I SIGN MY PROXY CARD?


A. If you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match one of the names that appears on the card. You should sign proxy cards for other types of accounts in a way that indicates your authority (for instance, "John Brown, Custodian").


Q. WHOM SHOULD I CALL WITH QUESTIONS?



A. Please call Vanguard's Investor Information Department at 1-800-662-7447 with any additional questions about the proposed reorganization or the upcoming shareholder meeting. Clients of Vanguard's Institutional Investor Group, or our Voyager or Flagship Services may call their Vanguard representatives with any questions.

                    VANGUARD(R) ADMIRAL(TM) SHORT-TERM TREASURY FUND

                       VANGUAR(R) ADMIRAL(TM) INTERMEDIATE-TERM
                                  TREASURY FUND

                    VANGUARD(R) ADMIRAL(TM) LONG-TERM TREASURY FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS



Your Fund will host a Special Meeting of Shareholders on TUESDAY, MAY 22, 2001, AT 9:30 A.M., EASTERN TIME. The meeting will be held at Vanguard's Malvern, Pennsylvania headquarters, at 100 Vanguard Boulevard, in Room 118A of the Morgan Building. At the meeting, we'll ask shareholders to vote on:



1. A proposal to reorganize Vanguard Admiral Short-Term Treasury Fund into Vanguard Short-Term Treasury Fund;

2. A proposal to reorganize Vanguard Admiral Intermediate-Term Treasury Fund into Vanguard Intermediate-Term Treasury Fund;

3. A proposal to reorganize Vanguard Admiral Long-Term Treasury Fund into Vanguard Long-Term Treasury Fund; and

4.   Any other business properly brought before the meeting.



                                               By Order of the Board of Trustees
                                                 Raymond J. Klapinsky, Secretary
March 12, 2001

================================================================================
                             YOUR VOTE IS IMPORTANT
YOU CAN VOTE EASILY AND QUICKLY OVER THE INTERNET, BY TOLL-FREE TELEPHONE CALL, OR BY MAIL. JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED PROXY CARD. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!
================================================================================

                    VANGUARD ADMIRAL SHORT-TERM TREASURY FUND

                       VANGUARD ADMIRAL INTERMEDIATE-TERM
                                 TREASURY FUND

                    VANGUARD ADMIRAL LONG-TERM TREASURY FUND

                         SPECIAL MEETING OF SHAREHOLDERS

                                  MAY 22, 2001

                       COMBINED PROXY STATEMENT/PROSPECTUS

                                  INTRODUCTION


PROPOSAL SUMMARY. This proxy statement is being provided to you on behalf of the board of trustees of the Funds. It describes a reorganization proposal to make your Admiral Fund a part of a virtually identical Treasury bond fund, as follows:



1 Vanguard Admiral Short-Term Treasury Fund will become part of Vanguard Short-Term Treasury Fund;
2 Vanguard Admiral Intermediate-Term Treasury Fund will become part of Vanguard Intermediate-Term Treasury Fund; and
3 Vanguard Admiral Long-Term Treasury Fund will become part of Vanguard Long-Term Treasury Fund.



For each Admiral Fund, the reorganization involves two basic steps. First, each Admiral Fund will transfer all of its assets and liabilities to the corresponding Treasury bond fund. Simultaneously, the corresponding Treasury bond fund will credit your Vanguard account with Admiral Shares that are equivalent in value to your Admiral Fund investment at the time of the reorganization.

The address for the Vanguard Admiral Funds and corresponding Treasury bond funds is The Vanguard Group, 100 Vanguard Boulevard, Malvern, PA 19355, and their telephone number is (610) 669-1000. Each of the Treasury bond funds (that is, the "surviving" funds) are series of Vanguard(R) Fixed Income Securities Funds.

2

READ AND KEEP THESE DOCUMENTS. Please read the entire proxy statement, along with the enclosed Vanguard(R) Bond Funds prospectus dated February 9, 2001, before casting your vote. (This prospectus is used to offer shares of the Treasury bond funds and is, by reference, considered part of this proxy statement.) These documents contain information that is important to your proxy vote decision, and you should keep them for future reference.

ADDITIONAL  INFORMATION  IS  AVAILABLE.  The Vanguard  Bond Funds'  Statement of
Additional Information (dated February 9, 2001) and the Fund's 2001 Annual Report to Shareholders each contain important information about the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds. These documents have been filed with the U.S. Securities and Exchange Commission and are considered part of this proxy statement/prospectus by reference. You can obtain copies of these documents without charge by contacting Vanguard, the Funds' sponsor (1-800-662-7447) or visiting the SEC's website (www.sec.gov).

Copies of the Vanguard Admiral Funds' prospectus and Statement of Additional Information (both dated May 26, 2000), along with the Funds' most recent annual report for shareholders, are considered part of this proxy statement/prospectus by reference, and are also available without charge from Vanguard or at the SEC's website.




================================================================================
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
================================================================================

                                    OVERVIEW

This section summarizes key information concerning your Fund's reorganization proposal. Keep in mind that more detailed information appears throughout the proxy statement and the accompanying prospectus. Please be sure to read everything.


THE PROPOSED REORGANIZATION. At their meeting on December 15, 2000, your Fund's board of trustees approved a plan to reorganize Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds into the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds, respectively. The plan calls for each Admiral Fund to transfer all of its assets and liabilities to the corresponding Treasury bond fund in exchange for Admiral Shares of that Fund. Shareholders of each Admiral Fund would receive Admiral Shares equivalent in value to their investments at the time of the reorganization, and the Admiral Funds(except for the Admiral Treasury Money Market Fund) then would be dissolved. All of this would happen on a single day, which is currently expected to be June 1, 2001, assuming that shareholders approve this proposal.

     We believe that the proposed reorganization is in the best interest of each Admiral Fund and its shareholders. In essence, the reorganization will exchange your shares on a tax-free basis to a virtually identical Vanguard fund. Following the reorganization, all shareholders of the Funds as combined will benefit from greater operating economies and an improved ability to maintain low expenses. Also, the reorganization will not dilute the interests of Admiral Fund shareholders. If we don't gain shareholder approval of the reorganization for any Admiral Fund, that Fund will continue in existence and the board of trustees will consider whether further action is appropriate.



FEE TABLE. The current fees and expenses for each of the Admiral Funds are the same for Admiral Shares of the corresponding Treasury bond funds. These fees and expenses, which are expected to stay the same for the Funds as combined, are as follows:

--------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases:                             None
Sales Charge (Load) Imposed on Reinvested Dividends:                  None
Redemption Fee:                                                       None
Exchange Fee:                                                         None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Expenses:                                                  0.13%
12b-1 Distribution Fee:                                               None
Other Expenses:                                                       0.02%
--------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES:                               0.15%
--------------------------------------------------------------------------------

4


INVESTMENT OBJECTIVES AND POLICIES OF EACH FUND. The investment objectives and policies of each Admiral Fund are identical to those of the corresponding Treasury bond fund. These objectives and policies are discussed in detail under "Investment Practices and Risk Considerations" on page 6. Complete descriptions of the investment objectives and policies of the Admiral Funds and the corresponding Treasury bond funds, are contained in each Fund's prospectus and Statement of Additional Information.

INVESTMENT ADVISER. The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, serves as investment adviser to each of the Admiral Funds and to the corresponding Vanguard Treasury bond funds. Vanguard manages the investment and reinvestment of the Funds' assets and continuously reviews, supervises and directs the Funds' investment programs. Vanguard provides these services on an at-cost basis through its Fixed Income Group, subject to the control of the trustees and officers of the Funds.


     Founded in 1975, Vanguard is a family of more than 100 funds holding net assets of more than $550 billion as of December 31, 2000. Vanguard is owned jointly by its member funds, and all Vanguard funds share in the expenses associated with the firm's business operations, such as personnel, office space, equipment, and advertising.


PURCHASE, REDEMPTION, EXCHANGE, AND CONVERSION INFORMATION. The purchase, redemption, exchange, and conversion features of the Admiral Funds are identical to those for Admiral Shares of the corresponding Vanguard Treasury bond funds, except as follows.


- MINIMUM INVESTMENT REQUIREMENT. Since their inception, the Admiral Funds have required shareholders to maintain a minimum account balance of $50,000. However, Admiral Shares of the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds generally require a minimum balance of $250,000 for newer accounts, $150,000 for accounts in existence at least five years, and $50,000 for accounts in existence at least ten years. AS PART OF THE REORGANIZATION PROPOSAL, YOU WILL BE EXEMPT FROM THESE MINIMUM ACCOUNT BALANCE REQUIREMENTS. Rather, current shareholders of each Admiral Fund will be considered eligible for Admiral Shares of the corresponding Treasury bond fund simply by maintaining a minimum account balance of $50,000, regardless of account tenure. If a current account is closed and subsequently reopened, the regular Admiral Shares requirements will apply.

- ELIGIBLE ACCOUNT TYPES. The Admiral Funds have no specific limitations on eligible types of accounts. However, Admiral Shares of the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds generally are not available to SIMPLE IRAs, 403(b)(7) custodial accounts, other retirement plan accounts receiving special administrative services from Vanguard, or accounts maintained through financial intermediaries (except in limited circumstances).

     AS PART OF THE REORGANIZATION PROPOSAL, EXISTING ADMIRAL FUND ACCOUNTS WILL BE EXEMPT FROM THESE LIMITATIONS ON ACCOUNT TYPES. The one exception to this rule is that retirement plan investors using Vanguard's VISTA recordkeeping system will not be permitted to direct additional plan contributions into Admiral Shares.

- CONVERSIONS BETWEEN SHARE CLASSES. The Admiral Funds have no conversion features because they offer only one class of shares. By contrast, the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds have adopted a multiple class plan providing for two separate share classes:
     Investor Shares and Admiral Shares. Following the reorganization, if you fail to maintain a minimum account balance of $50,000, your Admiral Shares may be converted automatically into Investor Shares of the same Treasury bond fund. Investor Shares, which maintain a higher expense ratio than Admiral Shares, require a minimum account balance of just $3,000 and are more fully described in the enclosed Vanguard Bond Funds prospectus.


FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION. It is expected that the reorganization will constitute a tax-free reorganization within the meaning of
Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. We won't proceed with the reorganization unless legal counsel provides us with an opinion to the effect that the reorganization will be tax-free and will not cause the Admiral Funds or their shareholders to recognize gains or losses. Please see "Information About the Reorganization - Tax Considerations" on page 8 for details.

6

                  INVESTMENT PRACTICES AND RISK CONSIDERATIONS


     The investment objectives and policies of each Admiral Fund are identical to those of the corresponding Treasury bond fund. Consequently, we believe that the risks of investing in the Short-Term, Intermediate-Term, or Long-Term Treasury Funds are no different from the risks of investing in the corresponding Admiral Funds. Following is a brief discussion of the investment objectives, primary investment policies, and primary risks of each fund; more detailed information is available in each Fund's prospectus and Statements of Additional Information. There is no guarantee that any of the Funds will achieve its stated objective.


INVESTMENT OBJECTIVES

- Vanguard Admiral Short-Term Treasury Fund and Vanguard Short-Term Treasury Fund each seek to provide high current income and preserve investors' principal.

-    Vanguard   Admiral    Intermediate-Term    Treasury   Fund   and   Vanguard
     Intermediate-Term Treasury Fund each seek to provide high current income, and preserve investors' principal.

- Vanguard Admiral Long-Term Treasury Fund and Vanguard Long-Term Treasury Fund each seek to provide high current income and preserve investors' principal.

PRIMARY INVESTMENT POLICIES

- Vanguard Admiral Short-Term Treasury Fund and Vanguard Short-Term Treasury Fund each invests at least 85% of its total assets in short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of each Fund's total assets must always be invested in U.S. Treasury securities. Each Fund generally maintains a dollar-weighted average maturity of between 1 and 3 years.

- Vanguard Admiral Intermediate-Term Treasury Fund and Vanguard Intermediate-Term Treasury Fund each invests at least 85% of its total assets in intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of each Fund's total assets must always be invested in U.S. Treasury securities. Each fund generally maintains a dollar-weighted average maturity of between 5 and 10 years.

- Vanguard Admiral Long-Term Treasury Fund and Vanguard Long-Term Treasury Fund each invests at least 85% of its total assets in high-quality, long-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of each fund's total assets must always be invested in U.S. Treasury securities. Each fund generally maintains a dollar-weighted average maturity of between 15 and 30 years.

                                                                               7
PRIMARY RISKS

Each of the Admiral Funds and the corresponding Vanguard Treasury bond funds is subject to both income risk and interest rate risk. Income risk is the chance that falling interest rates will cause a fund's income--and thus its total return--to decline. Interest rate risk is the chance that bond prices overall will decline over short or even long periods because of rising interest rates.


- Vanguard Admiral Short-Term Treasury Fund and Vanguard Short-Term Treasury Fund are each subject to a high degree of income risk and a low degree of interest rate risk.

-    Vanguard   Admiral    Intermediate-Term    Treasury   Fund   and   Vanguard
     Intermediate-Term Treasury Fund are each subject to a very low degree of income risk and a moderate degree of interest rate risk.

- Vanguard Admiral Long-Term Treasury Fund and Vanguard Long-Term Treasury Fund are each subject to a very low degree of income risk and a high degree of interest rate risk.

FEES AND EXPENSES


For the fiscal years ended January 31, 1999, 2000, and 2001, each of the Vanguard Admiral Funds had total operating expenses of 0.15% of its average net assets, which translates into an annual cost to shareholders of $1.50 for each $1,000 invested. Admiral Shares of the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds are expected to have the total operating expenses of 0.15% of average net assets.


INFORMATION ABOUT THE REORGANIZATION


AGREEMENT AND PLAN OF REORGANIZATION. Vanguard Admiral Funds, the legal entity to which Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds belong, has entered into an Agreement and Plan of Reorganization with Vanguard Fixed Income Securities Funds, the legal entity to which Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds belong. Under this agreement, Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds each will transfer all of its assets and liabilities to the corresponding Treasury bond fund in exchange for Admiral Shares of that fund. Shareholders of each Admiral Fund would receive Admiral Shares equivalent in value to their investments at the time of the reorganization, and the Admiral Funds then, having no assets, would be dissolved. All of this would happen on a single day, which is currently expected to be May 31, 2001, assuming that shareholders approve this proposal. The agreement spells out the terms and conditions of the reorganization. For a complete description of these terms and conditions, please see the agreement, which appears as an appendix to this proxy statement.

     Until the reorganization date, shareholders of the Admiral Funds will to be able to redeem their shares of that Fund. Redemption requests received after the reorganization will be treated as requests for the redemption of Admiral Shares received by the shareholder in the reorganization.

     The obligations of the Admiral Funds and Vanguard Fixed Income Securities Funds under the agreement are subject to various conditions. Among other things, the agreement requires that all filings be made with, and all consents be received from federal, state, and local regulatory authorities as may be necessary, in the opinion of counsel, to carry out the transactions contemplated by the agreement. The Funds are in the process of making the necessary filings. The agreement may be terminated at any time by action of the trustees of any Fund. The Funds, after consultation with counsel and by consent of the trustees or an officer authorized by the trustees, may at any time waive compliance with any condition contained in the agreement.



     TAX CONSIDERATIONS. Your fund's reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code. This means that none of the parties involved--the Admiral Funds, the corresponding Treasury bond funds, and their respective shareholders--will recognize a gain or loss directly from the reorganization.


- FINAL DISTRIBUTIONS FOR ADMIRAL FUNDS. At the time of the reorganization, each Admiral Fund will distribute its final daily dividends and its accumulated realized capital gains, if any. (As of the date of this proxy, none of the Admiral Funds has accumulated any capital gains.) However, any such gains would be taxable to most investors upon distribution.

- MONTHLY AND YEAR-END PAYMENTS OF DISTRIBUTIONS FOR ADMIRAL SHARES. Following the reorganization, shareholders of each former Admiral Fund will participate fully in the monthly and year-end payments of distributions made for Admiral Shares of the corresponding Treasury Bond Fund.


- COST BASIS. Following the reorganization, your aggregate cost basis in your account and your holding period will remain the same. However, your nominal per share cost will change as a result of differences in the share prices of your current Admiral Fund and the corresponding Treasury bond fund. Vanguard's Average Cost Service will convert Admiral Fund share prices into Treasury bond fund share prices automatically. If you use a different cost basis methodology, however, it will be up to you to convert the share prices for each lot of Admiral Fund shares that you own at the time of the reorganization.


EXPENSES OF THE REORGANIZATION. Each Admiral Fund and the corresponding Treasury bond fund will bear its own expenses incurred in the reorganization. The expenses for the Short-Term, Intermediate-Term, and Long-Term Treasury Funds, which mainly consist of legal and accounting fees, are expected to be minimal.

We expect each Admiral Fund's expenses for the reorganization to total approximately $10,000. These expenses will include: the cost of the special meeting of shareholders; proxy costs (including all costs of solicitation, printing, and mailing of this proxy statement); the expenses of its proposed liquidation and dissolution; and legal and accounting fees.


WHY WE WANT TO REORGANIZE YOUR FUND. The purpose of this reorganization proposal is to make the Admiral Funds part of Vanguard's "original" Treasury bond funds--the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds. Vanguard launched the Admiral Funds in 1992 to provide large investors with an expense-advantaged alternative to Vanguard's original Treasury bond funds. The original Treasury bond funds have recently added Admiral Shares, an expense-advantaged share class for large and long-standing investors. Your board of trustees believes that it is in shareholders' best interest simply to reorganize the Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds into the corresponding Vanguard Treasury bond funds , in exchange for Admiral Shares of those Funds. In essence, the reorganization will exchange your assets on a tax-free basis to a virtually identical Vanguard fund. Following the reorganization, all shareholders of the Funds as combined are expected to benefit from greater operating economies and an improved ability to maintain low expenses. For instance, the Funds as combined are likely (although not guaranteed) to increase our ability to offset cash flows, which should reduce portfolio transactions costs incurred by buying securities to effect shareholder purchases, or selling securities to meet shareholder redemptions.



================================================================================
                                RECOMMENDED VOTE
YOUR FUND'S BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.
================================================================================

10

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION The Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds are each separate series of Vanguard Admiral Funds, an open-end management investment company registered under the Investment Company Act of 1940. Vanguard Admiral Funds was first organized as a Maryland corporation in 1992, and reorganized as a Delaware business trust in 1998. Vanguard Admiral Funds includes one additional series, Vanguard Admiral Treasury Money Market Fund, which is not part of the reorganization proposal.

     The Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds are separate series of Vanguard Fixed Income Securities Funds, which is also an open-end management investment company registered under the Investment Company Act of 1940. Vanguard Fixed Income Securities Funds was first organized as a Maryland corporation in 1972, and has undergone a number of reorganizations since then, the last of which occurred in 1998 when it became a Delaware business trust. Vanguard Fixed Income Securities Funds includes seven additional series, which are not part of the reorganization proposal. In addition, Vanguard Fixed Income Securities Funds has adopted a multiple class plan under which each of its component series offers one to three separate classes of shares: Investor Shares, Admiral Shares, and Institutional Shares.

     Vanguard Admiral Funds and Vanguard Fixed Income Securities Funds are governed by separate but identical Declarations of Trust. The business and affairs of each fund are managed under the direction of a board of trustees. The respective boards of trustees have the same members.


VOTING RIGHTS. Shareholders of the Funds are entitled to one vote per dollar of investment value unless otherwise required by law. Separate votes are required by each series or class of shares on matters affecting an individual series or class of shares. Shares have noncumulative voting rights and no preemptive or subscription rights. The funds are not required to hold shareholder meetings annually, although shareholder meetings may be called from time-to-time for purposes such as electing or removing trustees, changing fundamental investment policies, or approving a significant transaction.


    ASSET SIZE AND PRINCIPAL SHAREHOLDERS. As of the fiscal year ended January 31, 2001, the Funds' total net assets were approximately as follows:

      ------------------------------------------------------------
                                                           (000)
      ------------------------------------------------------------
      Vanguard Admiral Short Term Treasury Fund         $1,104,108
      Vanguard Admiral Intermediate-Term Treasury Fund  $1,462,865
      Vanguard Admiral Long-Term Treasury Fund           $ 500,812
      Vanguard Short-Term Treasury Fund                 $1,213,402
      Vanguard Intermediate-Term Treasury Fund          $1,794,623
      Vanguard Long-Term Treasury Fund                  $1,365,397
      ------------------------------------------------------------

As of the same date, each of the following persons was known to be the beneficial owner of more than 5% of each Fund's outstanding shares:


--------------------------------------------------------------------------------
                                                        OUTSTANDING
FUND                                     INCEPTION         SHARES     5% OWNERS
                                                           (000)
--------------------------------------------------------------------------------
ADMIRAL FUNDS
Admiral Short-Term Treasury Fund           1992          108,126        NONE
Admiral Intermediate-Term Treasury Fund    1992          136,715         (1)
Admiral Long-Term Treasury Fund            1992           44,705        NONE
--------------------------------------------------------------------------------
(1) Main Line Health Inc. STI, 950 Haverford Rd, Suite 110, Bryn Mawr, Pa. 19010-3121, owns approximately 7,109,087 shares (5.2%).

--------------------------------------------------------------------------------
                                                        OUTSTANDING
FUND                                     INCEPTION         SHARES     5% OWNERS
                                                           (000)
--------------------------------------------------------------------------------
BOND FUNDS
Short-Term Treasury Fund                   1991         117,258        (1)(2)
Intermediate-Term Treasury Fund            1991         164,117          (3)
Long-Term Treasury Fund                    1986         125,465          (4)
--------------------------------------------------------------------------------
(1) Charles Schwab & Company Inc. Special Custody Account for the Exclusive Benefit of Customers, 101 Montgomery Street, San Francisco, CA 94104-4122, owns approximately 7,389,459 shares (6.3%).
(2) Georgia Pacific Corporation Salaried 401(k) Plan, P.O. Box 105605, Atlanta, GA 30348-5605, owns approximately 20,788,683 (17.7%).
(3) Charles Schwab & Company Inc. Special Custody Account for the Exclusive Benefit of Customers, 101 Montgomery Street, San Francisco, CA 94104-4122, owns approximately 14,810,937 shares (9%).
(4) Variable Annuity Life Insurance Company L7-01,2929 Allen Parkway, Houston, TX 77019-2197, owns approximately 18,014,290 shares (14.4%).
--------------------------------------------------------------------------------



As a group, each Fund's trustees and officers owned less than 1% of its outstanding shares as of January 31, 2001.

EXPENSE RATIOS. For its fiscal year ended January 31, 2001, each Admiral Fund had an expense ratio of 0.15% of its average net assets. Admiral Shares of the Short-Term, Intermediate-Term, and Long-Term Treasury Funds did not become available until February 9, 2001. However, the estimated expense ratio for each Fund's Admiral Shares during the current fiscal year is also 0.15% of average net assets.

12

PORTFOLIO BROKERAGE. The portfolio brokerage policies of the Admiral Funds and the corresponding Treasury bond funds are identical. Brokers or dealers who execute transactions for the funds are selected by Vanguard's Fixed Income Group, which is responsible for using its best efforts to obtain the best available price and most favorable execution for each transaction. Principal transactions are made directly with issuers, underwriters, and market makers, and usually do not involve brokerage commissions, although underwriting commissions and dealer markups may be involved. Brokerage transactions are placed with brokers deemed most capable of providing favorable terms; where more than one broker can offer such terms, consideration may be given to brokers who provide the staff with research and statistical information. The Funds paid no explicit brokerage commissions during the fiscal year ended January 31, 2001. The Funds' portfolio turnover rates for the fiscal year ended January 31, 2001 were as follows:

--------------------------------------------------------------------------------
  Vanguard Admiral Short-Term Treasury Fund.....................286%
  Vanguard Admiral Intermediate-Term Treasury Fund.............. 56
  Vanguard Admiral Long-Term Treasury Fund...................... 55
  Vanguard Short-Term Treasury Fund.............................299
  Vanguard Intermediate-Term Treasury Fund...................... 56
  Vanguard Long-Term Treasury Fund  .............................49
--------------------------------------------------------------------------------


     CAPITALIZATION. The following table shows, on an unaudited basis, the actual capitalization of each Admiral Fund and the corresponding Treasury bond fund as of January 31, 2001, and the capitalization on a pro forma basis as of that date, giving effect to the reorganization:



--------------------------------------------------------------------------------
                                                      NET ASSET
                                                      VALUE PER      SHARES
                                     NET ASSETS         SHARE      OUTSTANDING
                                        (000)                         (000)
--------------------------------------------------------------------------------
Short-Term Treasury Fund             $1,213,402         $10.35      117,258
Admiral Short-Term Treasury Fund     $1,104,108         $10.21      108,126
Pro Forma                            $2,317,510         $10.35      223,935
--------------------------------------------------------------------------------
Intermediate-Term Treasury Fund      $1,794,623         $10.94      164,117
Admiral Intermediate-Term
 Treasury Fund                       $1,462,865         $10.70      136,715
Pro Forma                            $3,257,488         $10.94      297,834
--------------------------------------------------------------------------------
Long-Term Treasury Fund              $1,365,397         $10.88      125,465
Admiral Long-Term Treasury Fund      $  500,812         $11.20       44,705
Pro Forma                            $1,866,209         $10.88      171,496
--------------------------------------------------------------------------------

GENERAL INFORMATION

This section of the proxy statement provides information on a number of topics relating to proxy voting and shareholder meetings.

PROXY SOLICITATION METHODS. Your Fund will solicit shareholder proxies in a variety of ways. All shareholders who are entitled to vote will receive these proxy materials by mail (or, electronically, assuming that applicable requirements are met). In addition, Vanguard employees and officers may solicit shareholder proxies in person, by telephone, or through the internet.

PROXY SOLICITATION COSTS. Your Fund will pay all costs of soliciting proxies from its own shareholders, including costs relating to the printing, mailing, and tabulation of proxies. By voting immediately, you can help your Fund avoid the considerable expense of a second solicitation.


QUORUM. In order for the shareholder meeting to go forward, your Fund must achieve a quorum. This means that a majority of your Fund's shares must be represented at the meeting--either in person or by proxy. All returned proxies count toward a quorum, regardless of how they are voted ("For," "Against," "Abstain"). Your Fund will count broker non-votes and abstentions toward a quorum, but not toward the approval of any proposals. Accordingly, a proposal will pass only if a sufficient number of votes are cast "FOR" the prosposal.(Broker non-votes are shares for which (i) the underlying owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)


REVOKING YOUR PROXY. Your latest vote is the one that counts. Therefore you can revoke a prior proxy simply by voting again-over the Internet, using your original proxy card, or by toll-free telephone call. You can also revoke a prior proxy by writing to your Fund's Secretary, Raymond J. Klapinsky, at The Vanguard Group, 100 Vanguard Boulevard, Malvern, PA 19355, or by voting in person at the meeting. You may revoke your proxy at any time up until voting results are announced at the shareholder meeting.


REQUIRED VOTE. Passage of the reorganization proposal will require approval by a majority of the votes entitled to be cast.

SHAREHOLDER PROPOSALS. Any shareholder proposals to be included in the proxy statement for your fund's next annual or special meeting must be received by the Fund within a reasonable period of time prior to that meeting. Your Fund has no current plans to hold an annual or special meeting in 2002.

NOMINEE ACCOUNTS. Upon request, the Fund will reimburse nominees for their reasonable expenses in forwarding proxy materials to beneficial owners of the Fund's shares. Please submit invoices for our review to: Vanguard Legal Department, P.O. Box 2600, Valley Forge, PA 19482-2600.

ANNUAL/SEMIANNUAL REPORTS. Your Fund's most recent annual and semiannual reports to shareholders are available at no cost. To request a report, please call us toll-free at 1-800-662-7447, or write to us at P.O. Box 2600, Valley Forge, PA 19482-2600.

LITIGATION. Your fund is not involved in any litigation.

OTHER MATTERS. At this point, we know of no other business to be brought before the shareholder meeting. However, if any other matters do come up, we will use our best judgment to vote on your behalf. If you object to our voting other matters on your behalf, please tell us so in writing before the meeting.

YOUR FUND AND THE VANGUARD GROUP, INC. Your fund is a member of The Vanguard Group, Inc., the only mutual mutual fund company. Vanguard is owned jointly by the funds it oversees (and, therefore, the shareholders of those funds). Vanguard provides the funds--more than 100 distinct investment portfolios--with their corporate management, administrative, and distribution services on an at-cost basis. Vanguard provides your Fund with investment advisory services. Your Fund does not employ an underwriter.

14
                                   APPENDIX A

                             VANGUARD ADMIRAL FUNDS

                                       AND

                     VANGUARD FIXED INCOME SECURITIES FUNDS

                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 12th day of March, 2001, by and between Vanguard Fixed Income Securities Funds (the "VFISF Trust"), a Delaware business trust with its principal place of business at 100 Vanguard Boulevard, Malvern, Pennsylvania 19355, on behalf of its Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund (each an "Acquiring Fund" and, collectively, the "Acquiring Funds") and Vanguard Admiral Funds, (the "Admiral Trust"), a Delaware business trust with its principal place of business at 100
Vanguard Boulevard, Malvern, Pennsylvania 19355, on behalf of its Vanguard Admiral Short-Term Treasury Fund, Vanguard Admiral Intermediate-Term Treasury Fund, and Vanguard Admiral Long-Term Treasury Fund (each an "Acquired Fund" and, collectively, the "Acquired Funds").


     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all or substantially all of the assets of each Acquired Fund to the Corresponding Acquiring Fund, in exchange solely for Admiral Shares of beneficial interest of the Corresponding Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by each Acquiring Fund of the liabilities of the Corresponding Acquired Fund; and (iii) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of each Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the VFISF Trust and the Admiral Trust, are both open-end, registered investment companies of the management type and each Acquired Fund owns securities which are assets of the character in which the Corresponding Acquiring Fund is permitted to invest;

     WHEREAS, the Board of Trustees of the VFISF Trust has determined that the exchange of all or substantially all of the assets of each Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of each Acquired Fund by the Corresponding Acquiring Fund is in the best interest of the Acquiring Fund and its Shareholders and that the interest of the existing shareholders of each Acquiring Fund would not be diluted as a result of this transaction;

     WHEREAS, the Board of Trustees of the Admiral Trust has determined that the exchange of all or substantially all of the assets of each Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of each Acquired Fund by the Corresponding Acquiring Fund is in the best interest of each Acquired Fund and its shareholders and that the inter- ests of the existing shareholders of each Acquired Fund would not be diluted as a result of this transaction;

     WHEREAS, the purpose of the Reorganization is to combine the assets of each Acquiring Fund with those of the Corresponding Acquired Fund in an attempt to achieve greater operating economies and maintain low expenses;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO THE CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF EACH ACQUIRED FUND'S LIABILITIES AND THE LIQUIDATION OF EACH ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representatives and warranties contained herein, each Acquired Fund agrees to transfer all of the its assets as set forth in paragraph 1.2 to the Corresponding Acquiring Fund and such Acquiring Fund agrees in exchange therefor
(i) to deliver to the Corresponding Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets computed in the manner and as of the time and date set forth in paragraph 2.1 by the net asset value of one Acquiring Fund Share computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Corresponding Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. The assets of each Acquired Fund to be acquired by the Corresponding Acquiring Fund shall consist of all property, including without limitation, all cash, securities, commodities and futures interests and dividends or interest receivable which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

     1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Corresponding Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves (expected to include expenses incurred in the ordinary course of the Acquired Fund's operations, such as accounts payable relating to custodian and transfer agency fees, legal and audit fees, and expenses of state securities registration of the Acquired Fund's shares).

16
     1.4. Immediately after the transfer of assets provided for in paragraph 1.1, each Acquired Fund will distribute pro rata to the Corresponding Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Corresponding Acquiring Fund to open accounts on the share records of the Corresponding Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of immediately after the close of business on the Closing Date. The outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. The Corresponding Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.6 Any reporting responsibility of each Acquired Fund including (but not limited to) the responsibility for any periods ending on or before the Closing Date for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission, any state securities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

     2.1. The value of each Acquired Fund's assets to be acquired by the Corresponding Acquiring Fund hereunder shall be the value of such assets computed as of the normal close of business of the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the VFISF Trust's Declaration of Trust and then-current prospectus or statement of additional information.

     2.2. The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of immediately after the close of business of the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the VFISF Trust's Declaration of Trust and then-current prospectus or statement of additional information.

     2.3.The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the net assets of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with paragraph 2.2.

     2.4 All computations of value with respect to the Acquiring Fund shall be made by The Vanguard Group, Inc.

3. CLOSING AND CLOSING DATE


     3.1. The Closing Date shall be June 1, 2001, or such other date as the parties may agree in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern time. The Closing shall be held at the offices of the VFISF Trust, 100 Vanguard Boulevard, Malvern, Pennsylvania 19355, or at such other place and time as the parties shall mutually agree.


4. REPRESENTATIONS AND WARRANTIES

     4.1. The Admiral Trust on behalf of each Acquired Fund represents and warrants to the VFISF Trust that for each taxable year of operation since inception (including the taxable year ending on the Closing Date) the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such. The Admiral Trust on behalf of each Acquired Fund represents and warrants to the VFISF Trust that on or before the Closing Date, the Acquired Fund will have distributed to its shareholders all of its current and accumulated investment company taxable income and net realized capital gain, including any such income or gain accruing through the Closing Date.

     4.2. The VFISF Trust on behalf of each Acquiring Fund represents and warrants to the Admiral Trust that for each taxable year of the Acquiring Fund's operation since inception (including the taxable year ending on the Closing
Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and intends to so qualify and elect each taxable year following the Reorganization.

5. COVENANTS OF EACH ACQUIRING FUND AND THE CORRESPONDING ACQUIRED FUND

     5.1. Each Acquiring Fund and each Corresponding Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distributions that may be advisable.

     5.2. The Admiral Trust, on behalf of each Acquired Fund, will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4. Each Acquired Fund will distribute to its shareholders on or before the Closing Date all of its current or accumulated investment company taxable income and net realized capital gain, including any such income or gain accruing through the Closing Date.

6.CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to each Acquired Fund or the Corresponding Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     6.1 The Board of Trustees of each of the VFISF Trust and the Admiral Trust shall have determined in good faith that (a) participating in the transaction is in the best interest of each Acquiring Fund and the Corresponding Acquired Fund, respectively, and (b) the inter- ests of existing shareholders of each Acquiring Fund and Corresponding Acquired Fund, respectively, will not be diluted as a result of its effecting the transaction.

     6.2. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of the Admiral Trust's Declaration of Trust and Bylaws and certified copies of the resolutions evidencing such approval shall have been delivered to the Corresponding Acquiring Fund;

     6.3. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     6.4. All consents of other parties and all other consents, orders and permits of Federal, state, and local regulatory authorities deemed necessary by each Acquiring Fund or the Corresponding Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Corresponding Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     6.5. Each Acquiring Fund's registration statement relating to the shares to be issued in connection with the transactions contemplated by this Agreement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     6.6.The Admiral Trust shall have received on the Closing Date the opinion of counsel in a form reasonably satisfactory to the Admiral Trust, and dated as of the Closing Date, to the effect that: (a) the VFISF Trust has been duly formed and is validly existing and in good standing under the laws of the State of Delaware; and (b) the Agreement has been duly authorized, executed and delivered by the VFISF Trust on behalf of each Acquiring Fund and constitutes a valid and legally binding obligation of the Admiral Trust enforceable against the VFISF Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles.

     6.7. The VFISF Trust shall have received on the Closing Date the opinion of counsel in a form reasonably satisfactory to the VFISF Trust, dated as of the Closing Date, to the effect that: (a) Admiral Trust has been duly formed and is in good standing under the laws of the State of Delaware; (b) the Agreement has been duly authorized, executed and delivered by the Admiral Trust on behalf of each Acquired Fund constitutes a valid and legally binding obligation of the Admiral Trust; and (c) the Agreement is enforceable against the Admiral Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles.

     6.8 The parties shall have received the opinion of counsel addressed to the VFISF Trust and the Admiral Trust substantially to the effect that the transactions contemplated by this Agreement will be treated for Federal income tax purposes as a reorganization within the meaning of Section 368(a) of the Code. The Admiral Trust on behalf of each Acquired Fund and the VFISF Trust on behalf of each Acquiring Fund agree to make and provide representations which are reasonably necessary to enable counsel to deliver the opinion referred to in this section. Notwithstanding anything herein to the contrary, neither the VFISF Trust nor the Admiral Trust may waive the condition set forth in this paragraph 6.8.

7. BROKERAGE FEES AND EXPENSES

     7.1. Each Acquiring Fund and the Corresponding Acquired Fund each represent and warrant to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     7.2. Each party to this Agreement shall bear its own expenses in connection with carrying out the terms of this Agreement.

8. TERMINATION

     This Agreement may be terminated by the mutual agreement of the VFISF Trust and the Admiral Trust. In addition, this Agreement may be terminated as follows at or prior to the Closing Date:

     (a) the Admiral Trust may terminate this Agreement as it pertains to any Acquired Fund by resolution of the Board of Trustees of the Admiral Trust if, in the good faith opinion of such Board, proceeding with the Agreement is not in the best interests of such Acquired Fund or the shareholders of such Acquired Fund; or

20

     (b) the VFISF Trust may terminate this Agreement as it pertains to any Acquiring Fund by resolution of the Board of Trustees of the VFISF Trust if, in the good faith opinion of such Board, proceeding with the Agreement is not in the best interests of such Acquiring Fund or the shareholders of such Acquiring Fund.

9. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Admiral Trust and the VFISF Trust; provided, however, that following the meeting of the Acquired Funds Shareholders called by the Admiral Trust pursuant to paragraph
4.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to each Acquired Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


Attest:                             VANGUARD FIXED INCOME
                                    SECURITIES FUNDS ON
                                    BEHALF  OF VANGUARD SHORT-TERM
                                    TREASURY FUND, VANGUARD
                                    INTERMEDIATE-TERM TREASURY FUND
                                    AND VANGUARD LONG-TERM TREASURY FUND



 /s/ Raymond J. Klapinsky           By: /s/ John J. Brennan
---------------------------         -------------------------------------
Secretary                           President & Chief Executive Officer



Attest:                             VANGUARD ADMIRAL FUNDS ON
                                    BEHALF  OF VANGUARD ADMIRAL SHORT-
                                    TERM TREASURY FUND, VANGUARD
                                    ADMIRAL INTERMEDIATE-TERM
                                    TREASURY FUND
                                    AND VANGUARD ADMIRAL LONG-TERM
                                    TREASURY FUND



/s/ Raymond J. Klapinsky            By: /s/ John J. Brennan
---------------------------         -------------------------------------
Secretary                           President & Chief Executive Officer

                      COMBINED PROXY STATEMENT/PROSPECTUS
                               TABLE OF CONTENTS

                                                                   Page
INTRODUCTION.......................................................1

OVERVIEW...........................................................3
   The Proposed Reorganization.....................................3
   Investment Objectives and Policies of Each Fund.................4
   Investment Adviser..............................................4
   Purchase, Redemption, Exchange, and Conversion Information......4
   Federal Income Tax Consequences of the Reorganization...........5

INVESTMENT PRACTICES AND RISK CONSIDERATIONS.......................6
   Investment Objectives...........................................6
   Primary Investment Policies.....................................6
   Primary Risks...................................................7

FEES AND EXPENSES..................................................7

INFORMATION ABOUT THE REORGANIZATION...............................7

ADDITIONAL INFORMATION ABOUT THE FUNDS.............................10

GENERAL INFORMATION................................................13
   Proxy solicitation method.......................................13
   Proxy solicitation costs........................................13
   Quorum..........................................................13
   Revoking your proxy.............................................13
   Required Vote...................................................13
   Shareholder Proposals...........................................14
   Nominee accounts................................................14
   Annual/semiannual reports.......................................14
   Litigation......................................................14
   Other matters...................................................14
   The Vanguard Group, Inc.........................................14

APPENDIX A
   Agreement and Plan of Reorganization............................15

APPENDIX B
   Vanguard Bond Funds Prospectus............................Enclosed


[SHIP]                                      (c)2001 The Vanguard Group, Inc.
[THE VANGUARD GROUP LOGO]                   All rights reserved.
Post Office Box 2600                        Vanguard Marketing
Valley Forge, PA  19482-2600                Corporation, Distributor.
                                            PROX1  032001

VOTE BY TOUCH-TONE PHONE OR THE INTERNET            [THE VANGUARD GROUP(R) LOGO]
----------------------------------------


CALL TOLL-FREE: 1-800-221-0689 OR VISIT OUR WEBSITE
WWW.VANGUARD.COM


(SEE ENCLOSED INSERT FOR FURTHER INSTRUCTIONS       Please detach at perforation
TO VOTE BY INTERNET OR TELEPHONE)                    before mailing



PROXY SOLICITATION BY THE BOARD OF TRUSTEES


By my signature below, I appoint John J. Brennan, J. Lawrence Wilson and Raymond
J. Klapinsky as my attorneys to vote all Fund shares that I am entitled to vote at the Special Meeting of Shareholders to be held in the Morgan Building, Room 118A, Vanguard Financial Center, 100 Vanguard Boulevard, Malvern, PA on May 22, 2001 at 9:30 A.M. E.T. and at any adjournments of the meeting. Any one or more Messers. Brennan, Wilson and Klapinsky may vote my shares, and they may appoint substitutes to vote my share on their behalf. I instruct Messers. Brennan, Wilson and Klapinsky to vote this proxy as specified on the reverse side, and I revoke previous proxies that I have executed. I acknowledge receipt of the Fund's Notice of Special Meeting of Shareholders and proxy statement.

                                     Date_______________________2001

                                     PLEASE SIGN, DATE AND RETURN PROMPTLY
                                     IN ENCLOSED ENVELOPE IF YOU ARE NOT
                                          VOTING BY PHONE OR INTERNET

                                     _______________________________________
                                     Signature(s) (and Title(s)), if applicable)

                                     NOTE: Please sign exactly as your name
                                     appears on this proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the persons title.



                           CONTINUED ON REVERSE SIDE

Please refer to the Proxy Statement for the discussion of these proposals.
THE PROXY WILL BE VOTED FOR THE PROPOSALS IF YOU DO NOT SPECIFY OTHERWISE. Your appointed attorneys will vote any other matters that arise at the meeting in accordance with their best judgment.
THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSALS:


                  Please detach at perforation before mailing.
--------------------------------------------------------------------------------
             PLEASE VOTE BY CHECKING THE APPROPRIATE BOX(ES) BELOW.



   VANGUARD ADMIRAL SHORT-TERM TREASURY FUND                                            FOR             AGAINST         ABSTAIN
1. The proposal to reorganize Vanguard Admiral Short-Term Treasury Fund as
   part of Vanguard Short-Term Treasury Fund.                                           [  ]              [  ]            [  ]

   VANGUARD ADMIRAL INTERMEDIATE-TERM TREASURY FUND
2. The proposal to reorganize Vanguard Admiral Intermediate-Term Treasury
   Fund as part of Vanguard Intermediate-Term Treasury Fund.                            [  ]              [  ]            [  ]

   VANGUARD ADMIRAL LONG-TERM TREASURY FUND
3. The prosposal to reorganize Vanguard Admiral Long-Term Treasury Fund as part
   of Vanguard Long-Term Treasury Fund.                                                 [  ]              [  ]            [  ]



                          PLEASE SIGN ON REVERSE SIDE

Registered
----------

YOUR PROXY VOTE IS IMPORTANT!

Two Low-Cost Ways to Vote Your Proxy

VOTE--IT'S FAST AND CONVENIENT.

The accompanying Proxy Statement outlines an important proposal affecting your Vanguard fund. Help us save on costs--savings we pass along to you in the form of lower fund expenses--by voting online or by telephone. Each method is available 24 hours a day, and each ensures that your vote is confirmed and posted immediately.


You only need to return the Voting Instruction Form if you choose to submit your instructions by paper ballot.

TO VOTE ONLINE:
1. Read the Proxy Statement.
2. Go to www.vanguard.com and click on "Proxy Voting"
3. Enter the CONTROL NUMBER found on your Proxy Card.
4. Follow the simple instructions.

TO VOTE BY TELEPHONE:
1. Read the Proxy Statement.
2. Call toll-free 1-888-221-0689.
3. Enter the CONTROL NUMBER found on your Proxy Card.
4. Follow the simple instructions.


(c)2001 The Vanguard Group. All rights reserved
Vanguard Marketing Corporation, Distributor.

IPROXP  022001

Beneficial
----------

YOUR PROXY VOTE IS IMPORTANT!

Two Low-Cost Ways to Vote Your Proxy

VOTE--IT'S FAST AND CONVENIENT.

The accompanying Proxy Statement outlines an important proposal affecting your Vanguard fund. Help us save on costs--savings we pass along to you in the form of lower fund expenses--by voting online or by telephone. Each method is available 24 hours a day, and each ensures that your vote is confirmed and posted immediately.


You only need to return the Voting Instruction Form if you choose to submit your voting instructions by paper ballot.


TO VOTE ONLINE:
1. Read the Proxy Statement.
2. Go to WWW.PROXYVOTE.COM.
3. Enter the CONTROL NUMBER found on your Voting Instruction Form.
4. Follow the simple instructions.

TO VOTE BY TELEPHONE:
1. Read the Proxy Statement.
2. Call toll-free 1-800-454-8683.
3. Enter the CONTROL NUMBER found on your Voting Instruction Form.
4. Follow the simple instructions.


(c)2001 The Vanguard Group. All rights reserved
Vanguard Marketing Corporation, Distributor.



IPROXB  022001